Fair Value Measurements and Financial Instruments - Financial Instruments Not Carried At Fair Value (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt (Note 14)	CAD 21,219	CAD 11,244
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Long-term debt (Note 14)	973	551
Credit facility | Level 1 | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Long-term debt (Note 14)	973	551
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion (Note 14)	21,219	11,244
Carrying Value | Waneta Partnership
Debt Instrument [Line Items]
Waneta Partnership promissory note (Note 16)	59	56
Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion (Note 14)	22,523	12,614
Estimated Fair Value | Waneta Partnership
Debt Instrument [Line Items]
Waneta Partnership promissory note (Note 16)	61	59
NON-REGULATED | Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Long-term debt (Note 14)	465
NON-REGULATED | Corporate | Unsecured | Unsecured Debentures
Debt Instrument [Line Items]
Long-term debt (Note 14)	200	201
NON-REGULATED | Corporate | Unsecured | 2.85% Senior Notes
Debt Instrument [Line Items]
Long-term debt (Note 14)	500	CAD 0
NON-REGULATED | Corporate | Unsecured | Level 1 | Unsecured Debentures
Debt Instrument [Line Items]
Long-term debt (Note 14)	200
NON-REGULATED | Corporate | Unsecured | Level 1 | 2.85% Senior Notes
Debt Instrument [Line Items]
Long-term debt (Note 14)	CAD 500